Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund IV
Entity Central Index Key	0000720318
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
VIP Industrials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period April 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 17	0.85%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 294,425,450
Holdings Count | shares	52
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$294,425,450
Number of Holdings	52
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.2 Machinery 20.2 Electrical Equipment 15.6 Building Products 8.7 Ground Transportation 8.6 Trading Companies & Distributors 5.3 Commercial Services & Supplies 4.7 Construction & Engineering 3.0 Professional Services 2.4 Others 2.7 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 7.6 GE Vernova Inc 7.6 Howmet Aerospace Inc 6.0 Boeing Co 4.2 Parker-Hannifin Corp 4.0 Eaton Corp PLC 3.9 Trane Technologies PLC 3.9 TransDigm Group Inc 3.2 Ingersoll Rand Inc 3.1 Deere & Co 3.1 46.6
VIP Materials Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period April 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 17	0.91%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.91%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 61,791,421
Holdings Count | shares	44
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$61,791,421
Number of Holdings	44
Portfolio Turnover	53%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 57.0 Metals & Mining 22.5 Containers & Packaging 10.6 Construction Materials 8.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 86.2 Canada 7.2 Zambia 3.4 Brazil 3.0 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.2 Canada - 7.2 Zambia - 3.4 Brazil - 3.0 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.4 Ecolab Inc 8.8 Air Products and Chemicals Inc 5.2 Corteva Inc 5.1 Mosaic Co/The 4.9 International Paper Co 3.5 First Quantum Minerals Ltd 3.4 CRH PLC 3.1 AptarGroup Inc 3.1 Wheaton Precious Metals Corp 3.0 57.5
VIP Utilities Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period April 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 16	0.85%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.85%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 321,132,406
Holdings Count | shares	29
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$321,132,406
Number of Holdings	29
Portfolio Turnover	176%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.7 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 8.3 Oil, Gas & Consumable Fuels 2.7 Electrical Equipment 2.1 Gas Utilities 1.6 Construction & Engineering 1.6 Commercial Services & Supplies 0.6 Semiconductors & Semiconductor Equipment 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 11.8 Constellation Energy Corp 9.2 Duke Energy Corp 8.2 Vistra Corp 7.7 Sempra 6.0 Exelon Corp 5.5 Entergy Corp 4.7 PPL Corp 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.8 64.8
VIP Utilities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 321,132,406
Holdings Count | shares	29
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$321,132,406
Number of Holdings	29
Portfolio Turnover	176%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.7 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 8.3 Oil, Gas & Consumable Fuels 2.7 Electrical Equipment 2.1 Gas Utilities 1.6 Construction & Engineering 1.6 Commercial Services & Supplies 0.6 Semiconductors & Semiconductor Equipment 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 11.8 Constellation Energy Corp 9.2 Duke Energy Corp 8.2 Vistra Corp 7.7 Sempra 6.0 Exelon Corp 5.5 Entergy Corp 4.7 PPL Corp 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.8 64.8
VIP Utilities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Utilities Portfolio
Class Name	VIP Utilities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 321,132,406
Holdings Count | shares	29
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$321,132,406
Number of Holdings	29
Portfolio Turnover	176%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.7 Multi-Utilities 16.7 Independent Power and Renewable Electricity Producers 8.3 Oil, Gas & Consumable Fuels 2.7 Electrical Equipment 2.1 Gas Utilities 1.6 Construction & Engineering 1.6 Commercial Services & Supplies 0.6 Semiconductors & Semiconductor Equipment 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.3 Canada 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NextEra Energy Inc 11.8 Constellation Energy Corp 9.2 Duke Energy Corp 8.2 Vistra Corp 7.7 Sempra 6.0 Exelon Corp 5.5 Entergy Corp 4.7 PPL Corp 4.0 Ameren Corp 3.9 Xcel Energy Inc 3.8 64.8
VIP Technology Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 3,012,771,758
Holdings Count | shares	103
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,012,771,758
Number of Holdings	103
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 45.9 Software 24.5 Technology Hardware, Storage & Peripherals 12.6 IT Services 6.0 Communications Equipment 4.1 Ground Transportation 2.4 Broadline Retail 0.9 Entertainment 0.8 Hotels, Restaurants & Leisure 0.3 Others 0.4 Common Stocks 96.2 Preferred Stocks 1.7 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 1.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 90.9 Netherlands 4.5 Taiwan 2.4 Canada 1.6 United Kingdom 0.2 India 0.2 France 0.1 China 0.1 Israel 0.0 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Netherlands - 4.5 Taiwan - 2.4 Canada - 1.6 United Kingdom - 0.2 India - 0.2 France - 0.1 China - 0.1 Israel - 0.0 Korea (South) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.2 Apple Inc 9.9 Cisco Systems Inc 4.1 Marvell Technology Inc 3.8 NXP Semiconductors NV 3.7 ON Semiconductor Corp 3.1 Taiwan Semiconductor Manufacturing Co Ltd 2.4 Uber Technologies Inc 2.3 GlobalFoundries Inc 2.2 68.4
VIP Technology Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 3,012,771,758
Holdings Count | shares	103
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,012,771,758
Number of Holdings	103
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 45.9 Software 24.5 Technology Hardware, Storage & Peripherals 12.6 IT Services 6.0 Communications Equipment 4.1 Ground Transportation 2.4 Broadline Retail 0.9 Entertainment 0.8 Hotels, Restaurants & Leisure 0.3 Others 0.4 Common Stocks 96.2 Preferred Stocks 1.7 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 1.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 90.9 Netherlands 4.5 Taiwan 2.4 Canada 1.6 United Kingdom 0.2 India 0.2 France 0.1 China 0.1 Israel 0.0 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Netherlands - 4.5 Taiwan - 2.4 Canada - 1.6 United Kingdom - 0.2 India - 0.2 France - 0.1 China - 0.1 Israel - 0.0 Korea (South) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.2 Apple Inc 9.9 Cisco Systems Inc 4.1 Marvell Technology Inc 3.8 NXP Semiconductors NV 3.7 ON Semiconductor Corp 3.1 Taiwan Semiconductor Manufacturing Co Ltd 2.4 Uber Technologies Inc 2.3 GlobalFoundries Inc 2.2 68.4
VIP Technology Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Technology Portfolio
Class Name	VIP Technology Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 3,012,771,758
Holdings Count | shares	103
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,012,771,758
Number of Holdings	103
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 45.9 Software 24.5 Technology Hardware, Storage & Peripherals 12.6 IT Services 6.0 Communications Equipment 4.1 Ground Transportation 2.4 Broadline Retail 0.9 Entertainment 0.8 Hotels, Restaurants & Leisure 0.3 Others 0.4 Common Stocks 96.2 Preferred Stocks 1.7 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Preferred Stocks - 1.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 90.9 Netherlands 4.5 Taiwan 2.4 Canada 1.6 United Kingdom 0.2 India 0.2 France 0.1 China 0.1 Israel 0.0 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Netherlands - 4.5 Taiwan - 2.4 Canada - 1.6 United Kingdom - 0.2 India - 0.2 France - 0.1 China - 0.1 Israel - 0.0 Korea (South) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 24.7 Microsoft Corp 12.2 Apple Inc 9.9 Cisco Systems Inc 4.1 Marvell Technology Inc 3.8 NXP Semiconductors NV 3.7 ON Semiconductor Corp 3.1 Taiwan Semiconductor Manufacturing Co Ltd 2.4 Uber Technologies Inc 2.3 GlobalFoundries Inc 2.2 68.4
VIP Real Estate Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 344,627,587
Holdings Count | shares	32
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$344,627,587
Number of Holdings	32
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 36.4 Residential REITs 14.1 Retail REITs 12.7 Industrial REITs 11.6 Health Care REITs 11.3 Real Estate Management & Development 9.3 Office REITs 1.8 Hotel & Resort REITs 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 13.1 Equinix Inc 8.2 Prologis Inc 7.6 Ventas Inc 6.7 Jones Lang LaSalle Inc 5.7 Welltower Inc 4.6 Public Storage Operating Co 4.4 Iron Mountain Inc 3.4 Essex Property Trust Inc 3.3 Sun Communities Inc 3.1 60.1
VIP Real Estate Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 344,627,587
Holdings Count | shares	32
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$344,627,587
Number of Holdings	32
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 36.4 Residential REITs 14.1 Retail REITs 12.7 Industrial REITs 11.6 Health Care REITs 11.3 Real Estate Management & Development 9.3 Office REITs 1.8 Hotel & Resort REITs 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 13.1 Equinix Inc 8.2 Prologis Inc 7.6 Ventas Inc 6.7 Jones Lang LaSalle Inc 5.7 Welltower Inc 4.6 Public Storage Operating Co 4.4 Iron Mountain Inc 3.4 Essex Property Trust Inc 3.3 Sun Communities Inc 3.1 60.1
VIP Real Estate Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 344,627,587
Holdings Count | shares	32
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$344,627,587
Number of Holdings	32
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 36.4 Residential REITs 14.1 Retail REITs 12.7 Industrial REITs 11.6 Health Care REITs 11.3 Real Estate Management & Development 9.3 Office REITs 1.8 Hotel & Resort REITs 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 13.1 Equinix Inc 8.2 Prologis Inc 7.6 Ventas Inc 6.7 Jones Lang LaSalle Inc 5.7 Welltower Inc 4.6 Public Storage Operating Co 4.4 Iron Mountain Inc 3.4 Essex Property Trust Inc 3.3 Sun Communities Inc 3.1 60.1
VIP Real Estate Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Real Estate Portfolio
Class Name	VIP Real Estate Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 344,627,587
Holdings Count | shares	32
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$344,627,587
Number of Holdings	32
Portfolio Turnover	41%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 36.4 Residential REITs 14.1 Retail REITs 12.7 Industrial REITs 11.6 Health Care REITs 11.3 Real Estate Management & Development 9.3 Office REITs 1.8 Hotel & Resort REITs 1.7 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) American Tower Corp 13.1 Equinix Inc 8.2 Prologis Inc 7.6 Ventas Inc 6.7 Jones Lang LaSalle Inc 5.7 Welltower Inc 4.6 Public Storage Operating Co 4.4 Iron Mountain Inc 3.4 Essex Property Trust Inc 3.3 Sun Communities Inc 3.1 60.1
VIP Materials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 61,791,421
Holdings Count | shares	44
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$61,791,421
Number of Holdings	44
Portfolio Turnover	53%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 57.0 Metals & Mining 22.5 Containers & Packaging 10.6 Construction Materials 8.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 86.2 Canada 7.2 Zambia 3.4 Brazil 3.0 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.2 Canada - 7.2 Zambia - 3.4 Brazil - 3.0 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.4 Ecolab Inc 8.8 Air Products and Chemicals Inc 5.2 Corteva Inc 5.1 Mosaic Co/The 4.9 International Paper Co 3.5 First Quantum Minerals Ltd 3.4 CRH PLC 3.1 AptarGroup Inc 3.1 Wheaton Precious Metals Corp 3.0 57.5
VIP Materials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Materials Portfolio
Class Name	VIP Materials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 61,791,421
Holdings Count | shares	44
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$61,791,421
Number of Holdings	44
Portfolio Turnover	53%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 57.0 Metals & Mining 22.5 Containers & Packaging 10.6 Construction Materials 8.8 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 86.2 Canada 7.2 Zambia 3.4 Brazil 3.0 Germany 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.2 Canada - 7.2 Zambia - 3.4 Brazil - 3.0 Germany - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Linde PLC 17.4 Ecolab Inc 8.8 Air Products and Chemicals Inc 5.2 Corteva Inc 5.1 Mosaic Co/The 4.9 International Paper Co 3.5 First Quantum Minerals Ltd 3.4 CRH PLC 3.1 AptarGroup Inc 3.1 Wheaton Precious Metals Corp 3.0 57.5
VIP Industrials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 294,425,450
Holdings Count | shares	52
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$294,425,450
Number of Holdings	52
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.2 Machinery 20.2 Electrical Equipment 15.6 Building Products 8.7 Ground Transportation 8.6 Trading Companies & Distributors 5.3 Commercial Services & Supplies 4.7 Construction & Engineering 3.0 Professional Services 2.4 Others 2.7 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 7.6 GE Vernova Inc 7.6 Howmet Aerospace Inc 6.0 Boeing Co 4.2 Parker-Hannifin Corp 4.0 Eaton Corp PLC 3.9 Trane Technologies PLC 3.9 TransDigm Group Inc 3.2 Ingersoll Rand Inc 3.1 Deere & Co 3.1 46.6
VIP Industrials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Industrials Portfolio
Class Name	VIP Industrials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 294,425,450
Holdings Count | shares	52
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$294,425,450
Number of Holdings	52
Portfolio Turnover	30%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.2 Machinery 20.2 Electrical Equipment 15.6 Building Products 8.7 Ground Transportation 8.6 Trading Companies & Distributors 5.3 Commercial Services & Supplies 4.7 Construction & Engineering 3.0 Professional Services 2.4 Others 2.7 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) GE Aerospace 7.6 GE Vernova Inc 7.6 Howmet Aerospace Inc 6.0 Boeing Co 4.2 Parker-Hannifin Corp 4.0 Eaton Corp PLC 3.9 Trane Technologies PLC 3.9 TransDigm Group Inc 3.2 Ingersoll Rand Inc 3.1 Deere & Co 3.1 46.6
VIP Health Care Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 964,952,068
Holdings Count | shares	122
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$964,952,068
Number of Holdings	122
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 32.7 Health Care Equipment & Supplies 28.5 Health Care Providers & Services 17.0 Pharmaceuticals 9.5 Life Sciences Tools & Services 7.7 Health Care Technology 3.6 Financial Services 0.2 Chemicals 0.0 Common Stocks 97.4 Preferred Stocks 1.2 Preferred Securities 0.4 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.2 Preferred Securities - 0.4 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 90.0 Netherlands 3.9 Denmark 2.0 Belgium 1.7 Canada 0.9 Germany 0.7 China 0.4 United Kingdom 0.3 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Netherlands - 3.9 Denmark - 2.0 Belgium - 1.7 Canada - 0.9 Germany - 0.7 China - 0.4 United Kingdom - 0.3 Israel - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 8.8 Danaher Corp 5.8 UnitedHealth Group Inc 5.2 Eli Lilly & Co 5.0 Penumbra Inc 4.7 Masimo Corp 4.0 CVS Health Corp 3.6 Alnylam Pharmaceuticals Inc 3.5 Insulet Corp 3.3 Stryker Corp 3.2 47.1
VIP Health Care Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 964,952,068
Holdings Count | shares	122
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$964,952,068
Number of Holdings	122
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 32.7 Health Care Equipment & Supplies 28.5 Health Care Providers & Services 17.0 Pharmaceuticals 9.5 Life Sciences Tools & Services 7.7 Health Care Technology 3.6 Financial Services 0.2 Chemicals 0.0 Common Stocks 97.4 Preferred Stocks 1.2 Preferred Securities 0.4 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.2 Preferred Securities - 0.4 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 90.0 Netherlands 3.9 Denmark 2.0 Belgium 1.7 Canada 0.9 Germany 0.7 China 0.4 United Kingdom 0.3 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Netherlands - 3.9 Denmark - 2.0 Belgium - 1.7 Canada - 0.9 Germany - 0.7 China - 0.4 United Kingdom - 0.3 Israel - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 8.8 Danaher Corp 5.8 UnitedHealth Group Inc 5.2 Eli Lilly & Co 5.0 Penumbra Inc 4.7 Masimo Corp 4.0 CVS Health Corp 3.6 Alnylam Pharmaceuticals Inc 3.5 Insulet Corp 3.3 Stryker Corp 3.2 47.1
VIP Health Care Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Health Care Portfolio
Class Name	VIP Health Care Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 964,952,068
Holdings Count | shares	122
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$964,952,068
Number of Holdings	122
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 32.7 Health Care Equipment & Supplies 28.5 Health Care Providers & Services 17.0 Pharmaceuticals 9.5 Life Sciences Tools & Services 7.7 Health Care Technology 3.6 Financial Services 0.2 Chemicals 0.0 Common Stocks 97.4 Preferred Stocks 1.2 Preferred Securities 0.4 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.2 Preferred Securities - 0.4 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 90.0 Netherlands 3.9 Denmark 2.0 Belgium 1.7 Canada 0.9 Germany 0.7 China 0.4 United Kingdom 0.3 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.0 Netherlands - 3.9 Denmark - 2.0 Belgium - 1.7 Canada - 0.9 Germany - 0.7 China - 0.4 United Kingdom - 0.3 Israel - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 8.8 Danaher Corp 5.8 UnitedHealth Group Inc 5.2 Eli Lilly & Co 5.0 Penumbra Inc 4.7 Masimo Corp 4.0 CVS Health Corp 3.6 Alnylam Pharmaceuticals Inc 3.5 Insulet Corp 3.3 Stryker Corp 3.2 47.1
VIP Financials Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 324,126,570
Holdings Count | shares	67
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$324,126,570
Number of Holdings	67
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.3 Capital Markets 23.5 Insurance 18.5 Financial Services 17.3 Consumer Finance 6.2 Professional Services 1.2 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 94.2 United Kingdom 2.4 Puerto Rico 1.3 Australia 1.1 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 United Kingdom - 2.4 Puerto Rico - 1.3 Australia - 1.1 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.4 Wells Fargo & Co 6.5 Bank of America Corp 5.6 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.5 Chubb Ltd 3.0 State Street Corp 2.5 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.4
VIP Financials Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 324,126,570
Holdings Count | shares	67
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$324,126,570
Number of Holdings	67
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.3 Capital Markets 23.5 Insurance 18.5 Financial Services 17.3 Consumer Finance 6.2 Professional Services 1.2 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 94.2 United Kingdom 2.4 Puerto Rico 1.3 Australia 1.1 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 United Kingdom - 2.4 Puerto Rico - 1.3 Australia - 1.1 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.4 Wells Fargo & Co 6.5 Bank of America Corp 5.6 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.5 Chubb Ltd 3.0 State Street Corp 2.5 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.4
VIP Financials Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Financials Portfolio
Class Name	VIP Financials Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 324,126,570
Holdings Count | shares	67
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$324,126,570
Number of Holdings	67
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 32.3 Capital Markets 23.5 Insurance 18.5 Financial Services 17.3 Consumer Finance 6.2 Professional Services 1.2 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 94.2 United Kingdom 2.4 Puerto Rico 1.3 Australia 1.1 Grand Cayman (UK Overseas Ter) 0.5 Mexico 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 United Kingdom - 2.4 Puerto Rico - 1.3 Australia - 1.1 Grand Cayman (UK Overseas Ter) - 0.5 Mexico - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Mastercard Inc Class A 9.4 Wells Fargo & Co 6.5 Bank of America Corp 5.6 Citigroup Inc 3.7 Reinsurance Group of America Inc 3.6 Charles Schwab Corp/The 3.5 Chubb Ltd 3.0 State Street Corp 2.5 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.4
VIP Energy Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 439,810,114
Holdings Count | shares	36
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$439,810,114
Number of Holdings	36
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 11.1 Independent Power and Renewable Electricity Producers 4.1 Machinery 0.4 Common Stocks 100.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 86.9 Canada 9.6 United Kingdom 3.2 Norway 0.3 France 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Canada - 9.6 United Kingdom - 3.2 Norway - 0.3 France - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.9 Chevron Corp 5.8 Cheniere Energy Inc 5.2 Energy Transfer LP 5.0 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.1 Cenovus Energy Inc 3.9 Valero Energy Corp 3.6 Schlumberger NV 3.4 65.1
VIP Energy Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 439,810,114
Holdings Count | shares	36
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$439,810,114
Number of Holdings	36
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 11.1 Independent Power and Renewable Electricity Producers 4.1 Machinery 0.4 Common Stocks 100.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 86.9 Canada 9.6 United Kingdom 3.2 Norway 0.3 France 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Canada - 9.6 United Kingdom - 3.2 Norway - 0.3 France - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.9 Chevron Corp 5.8 Cheniere Energy Inc 5.2 Energy Transfer LP 5.0 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.1 Cenovus Energy Inc 3.9 Valero Energy Corp 3.6 Schlumberger NV 3.4 65.1
VIP Energy Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Energy Portfolio
Class Name	VIP Energy Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 439,810,114
Holdings Count | shares	36
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$439,810,114
Number of Holdings	36
Portfolio Turnover	21%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.6 Energy Equipment & Services 11.1 Independent Power and Renewable Electricity Producers 4.1 Machinery 0.4 Common Stocks 100.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.2 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 86.9 Canada 9.6 United Kingdom 3.2 Norway 0.3 France 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.9 Canada - 9.6 United Kingdom - 3.2 Norway - 0.3 France - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 24.9 Chevron Corp 5.8 Cheniere Energy Inc 5.2 Energy Transfer LP 5.0 Marathon Petroleum Corp 4.8 Canadian Natural Resources Ltd 4.4 Vistra Corp 4.1 Cenovus Energy Inc 3.9 Valero Energy Corp 3.6 Schlumberger NV 3.4 65.1
VIP Consumer Staples Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 218,080,181
Holdings Count | shares	36
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$218,080,181
Number of Holdings	36
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.1 Consumer Staples Distribution & Retail 20.1 Household Products 16.6 Food Products 16.4 Personal Care Products 5.8 Tobacco 2.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.0 United Kingdom 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 United Kingdom - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.0 Procter & Gamble Co/The 11.8 Keurig Dr Pepper Inc 10.5 Walmart Inc 8.8 Constellation Brands Inc Class A 4.7 Estee Lauder Cos Inc/The Class A 4.2 Target Corp 4.0 Energizer Holdings Inc 3.5 Bunge Global SA 3.5 JM Smucker Co 3.3 68.3
VIP Consumer Staples Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 218,080,181
Holdings Count | shares	36
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$218,080,181
Number of Holdings	36
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.1 Consumer Staples Distribution & Retail 20.1 Household Products 16.6 Food Products 16.4 Personal Care Products 5.8 Tobacco 2.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.0 United Kingdom 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 United Kingdom - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.0 Procter & Gamble Co/The 11.8 Keurig Dr Pepper Inc 10.5 Walmart Inc 8.8 Constellation Brands Inc Class A 4.7 Estee Lauder Cos Inc/The Class A 4.2 Target Corp 4.0 Energizer Holdings Inc 3.5 Bunge Global SA 3.5 JM Smucker Co 3.3 68.3
VIP Consumer Staples Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Staples Portfolio
Class Name	VIP Consumer Staples Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 218,080,181
Holdings Count | shares	36
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$218,080,181
Number of Holdings	36
Portfolio Turnover	47%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 38.1 Consumer Staples Distribution & Retail 20.1 Household Products 16.6 Food Products 16.4 Personal Care Products 5.8 Tobacco 2.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.0 United Kingdom 5.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 United Kingdom - 5.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 14.0 Procter & Gamble Co/The 11.8 Keurig Dr Pepper Inc 10.5 Walmart Inc 8.8 Constellation Brands Inc Class A 4.7 Estee Lauder Cos Inc/The Class A 4.2 Target Corp 4.0 Energizer Holdings Inc 3.5 Bunge Global SA 3.5 JM Smucker Co 3.3 68.3
VIP Consumer Discretionary Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 41	0.86%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 227,752,624
Holdings Count | shares	57
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$227,752,624
Number of Holdings	57
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 27.5 Specialty Retail 23.0 Hotels, Restaurants & Leisure 18.5 Automobiles 14.7 Textiles, Apparel & Luxury Goods 5.5 Household Durables 5.3 Automobile Components 2.5 Consumer Staples Distribution & Retail 1.0 Construction Materials 0.9 Building Products 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Canada 2.1 Bailiwick Of Jersey 2.1 Brazil 1.3 Switzerland 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 2.1 Bailiwick Of Jersey - 2.1 Brazil - 1.3 Switzerland - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 13.3 Home Depot Inc/The 4.2 Lowe's Cos Inc 3.9 TJX Cos Inc/The 2.8 McDonald's Corp 2.7 Booking Holdings Inc 2.5 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 Dick's Sporting Goods Inc 2.2 61.6
VIP Consumer Discretionary Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 33	0.69%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%
Net Assets	$ 227,752,624
Holdings Count | shares	57
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$227,752,624
Number of Holdings	57
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 27.5 Specialty Retail 23.0 Hotels, Restaurants & Leisure 18.5 Automobiles 14.7 Textiles, Apparel & Luxury Goods 5.5 Household Durables 5.3 Automobile Components 2.5 Consumer Staples Distribution & Retail 1.0 Construction Materials 0.9 Building Products 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Canada 2.1 Bailiwick Of Jersey 2.1 Brazil 1.3 Switzerland 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 2.1 Bailiwick Of Jersey - 2.1 Brazil - 1.3 Switzerland - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 13.3 Home Depot Inc/The 4.2 Lowe's Cos Inc 3.9 TJX Cos Inc/The 2.8 McDonald's Corp 2.7 Booking Holdings Inc 2.5 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 Dick's Sporting Goods Inc 2.2 61.6
VIP Consumer Discretionary Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Consumer Discretionary Portfolio
Class Name	VIP Consumer Discretionary Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 227,752,624
Holdings Count | shares	57
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$227,752,624
Number of Holdings	57
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 27.5 Specialty Retail 23.0 Hotels, Restaurants & Leisure 18.5 Automobiles 14.7 Textiles, Apparel & Luxury Goods 5.5 Household Durables 5.3 Automobile Components 2.5 Consumer Staples Distribution & Retail 1.0 Construction Materials 0.9 Building Products 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Canada 2.1 Bailiwick Of Jersey 2.1 Brazil 1.3 Switzerland 0.3 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Canada - 2.1 Bailiwick Of Jersey - 2.1 Brazil - 1.3 Switzerland - 0.3 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 25.0 Tesla Inc 13.3 Home Depot Inc/The 4.2 Lowe's Cos Inc 3.9 TJX Cos Inc/The 2.8 McDonald's Corp 2.7 Booking Holdings Inc 2.5 Somnigroup International Inc 2.5 Hilton Worldwide Holdings Inc 2.5 Dick's Sporting Goods Inc 2.2 61.6
VIP Communication Services Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Net Assets	$ 289,492,926
Holdings Count | shares	40
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$289,492,926
Number of Holdings	40
Portfolio Turnover	154%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 51.0 Entertainment 28.5 Media 7.2 Broadline Retail 4.8 Semiconductors & Semiconductor Equipment 2.8 Software 1.9 Diversified Telecommunication Services 0.8 Technology Hardware, Storage & Peripherals 0.6 Specialty Retail 0.5 Others 0.8 Common Stocks 98.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.1 Singapore 1.4 Taiwan 1.1 United Kingdom 0.3 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Singapore - 1.4 Taiwan - 1.1 United Kingdom - 0.3 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.8 Alphabet Inc Class A 24.0 Walt Disney Co/The 5.0 Amazon.com Inc 4.8 ROBLOX Corp Class A 4.7 Netflix Inc 3.5 Take-Two Interactive Software Inc 3.4 Charter Communications Inc Class A 2.5 Magnite Inc 2.4 Live Nation Entertainment Inc 2.0 77.1
VIP Communication Services Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communication Services Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 289,492,926
Holdings Count | shares	40
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$289,492,926
Number of Holdings	40
Portfolio Turnover	154%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 51.0 Entertainment 28.5 Media 7.2 Broadline Retail 4.8 Semiconductors & Semiconductor Equipment 2.8 Software 1.9 Diversified Telecommunication Services 0.8 Technology Hardware, Storage & Peripherals 0.6 Specialty Retail 0.5 Others 0.8 Common Stocks 98.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.1 Singapore 1.4 Taiwan 1.1 United Kingdom 0.3 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Singapore - 1.4 Taiwan - 1.1 United Kingdom - 0.3 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.8 Alphabet Inc Class A 24.0 Walt Disney Co/The 5.0 Amazon.com Inc 4.8 ROBLOX Corp Class A 4.7 Netflix Inc 3.5 Take-Two Interactive Software Inc 3.4 Charter Communications Inc Class A 2.5 Magnite Inc 2.4 Live Nation Entertainment Inc 2.0 77.1
VIP Communication Services Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Communication Services Portfolio
Class Name	VIP Communications Services Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period April 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 18	0.86%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.86%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 289,492,926
Holdings Count | shares	40
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$289,492,926
Number of Holdings	40
Portfolio Turnover	154%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 51.0 Entertainment 28.5 Media 7.2 Broadline Retail 4.8 Semiconductors & Semiconductor Equipment 2.8 Software 1.9 Diversified Telecommunication Services 0.8 Technology Hardware, Storage & Peripherals 0.6 Specialty Retail 0.5 Others 0.8 Common Stocks 98.8 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 97.1 Singapore 1.4 Taiwan 1.1 United Kingdom 0.3 Korea (South) 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 Singapore - 1.4 Taiwan - 1.1 United Kingdom - 0.3 Korea (South) - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 24.8 Alphabet Inc Class A 24.0 Walt Disney Co/The 5.0 Amazon.com Inc 4.8 ROBLOX Corp Class A 4.7 Netflix Inc 3.5 Take-Two Interactive Software Inc 3.4 Charter Communications Inc Class A 2.5 Magnite Inc 2.4 Live Nation Entertainment Inc 2.0 77.1